Summary of Significant Accounting Policies - Schedule Of Contract Balance (Detail) - 6 months ended Jun. 30, 2020	CNY (¥)	USD ($)
Opening Balance as of January 1, 2020	¥ 61,708,000
Ending Balance as of June 30, 2020	63,486,000	$ 8,986,000
Douyu [Member]
Opening Balance as of January 1, 2020	188,099,873
Net change	(27,489,397)
Ending Balance as of June 30, 2020	160,610,476	22,732,937
Opening Balance as of January 1, 2020	17,134,532
Net change	(3,859,585)
Ending Balance as of June 30, 2020	13,274,947	$ 1,878,947
Opening Balance as of January 1, 2020	182,819,528
Net change	(13,518,930)
Ending Balance as of June 30, 2020	¥ 169,300,598